Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Rule 457(f)	true
Amount of Securities Received | shares	0
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 0.00
Fee Note MAOP	$ 2,000,000,000.00
Offering Note	This registration table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of AGNC Investment Corp. (the "Registrant") on Form S-3ASR (File No. 333-279249) filed on May 9, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.